Investments in Non-Consolidated Companies (Details 2) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Equity Method Investment Summarized Financial Information Income Statement [Abstract]
Net sales	$ 4,061.7	$ 3,617.5	$ 5,775.6
Net (loss) earnings	0.5	(17.0)	263.7
Mosaics share of equity in net (loss) earnings	(5.0)	(10.9)	100.1
Equity Method Investment Summarized Financial Information Balance Sheet [Abstract]
Total assets of equity method investees	1,690.6	2,290.9	2,612.5
Total liabilities of equity method investees	1,022.5	1,580.0	1,925.6
Mosaics share of equity in net assets of equity method investees	$ 247.2	$ 259.6	$ 247.0